CMBS Trusts	3 Months Ended
Mar. 31, 2020
Statement of Financial Position [Abstract]
CMBS Trusts

5. CMBS Trusts

As of March 31, 2020, the Company consolidated the CMBS Entities that we determined are VIEs and for which we are the primary beneficiary. The Company elected the fair-value option for each of the trusts and carries the fair values of the trust’s assets and liabilities at fair value in its Consolidated Balance Sheet; recognizes changes in the trust’s net assets, including changes in fair-value adjustments and net interest earned, in its Consolidate Statements of Operations; and records cash interest received from the trusts, net of cash interest paid to CMBS not beneficially owned by the Company, as operating cash-flows.

The following table presents the Company’s recognized Trust’s Assets and Liabilities (in thousands):

Trust’s Assets	March 31, 2020

Mortgage loans held in variable interest entities, at fair value	$1,712,909

Accrued interest receivable	751

Trust’s Liabilities

Bonds payable held in variable interest entities, at fair value	(1,607,918)

Accrued interest payable	(558)

$105,184

The following table presents “Change in net assets related to consolidated CMBS variable interest entities” (in thousands):

For the Three Months Ended March 31, 2020

Net interest earned	$1,742

Unrealized gain (loss)	(26,901)

Change in net assets related to consolidated CMBS variable interest entities	$(25,159)

The following tables present the geographies and property types of collateral underlying the CMBS trusts consolidated by the Company as a percentage of the collateral unpaid principal balance:

Geography	March 31, 2020
Arizona	18.25%
Florida	17.06%
Texas	12.96%
Georgia	9.25%
Washington	8.96%
Nevada	6.71%
Pennsylvania	6.62%
California	6.43%
Tennessee	3.20%
Louisiana	2.81%
Utah	2.50%
Colorado	2.43%
Oregon	1.32%
New York	1.21%
Alabama	0.28%

100.00%

Collateral Property Type	March 31, 2020
Multifamily	99.20%
Manufactured Housing	0.80%

100.00%